NOTE 2- Significant accounting policies: s. Property, plant and equipment: Schedule of Depreciation (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Depreciation

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Computers and others related	33%
Furniture and office equipment’s	7% - 33%
Leasehold improvements	10% - 30%
Laboratory equipment’s	10% - 15%
Factories	7% - 33%